EXPLORATION AND EVALUATION ASSETS	3 Months Ended
Mar. 31, 2024
EXPLORATION AND EVALUATION ASSETS

7. EXPLORATION AND EVALUATION ASSETS

The Company has accumulated the following acquisition, exploration and evaluation costs which are not subject to depletion:

	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total

Balance, December 31, 2022	$11,828	$37,975	$1	$49,804

La Preciosa non-core concessions transfer	2,946	(2,946)		-
Drilling and exploration	877	435	-	1,312
Assessments and taxes	88	(930)	-	(842)
Effect of movements in exchange rates	22	(122)	-	(100)
Option income	(63)	-	-	(63)

Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Costs incurred during 2024:
Drilling and exploration	81	662	-	743
Assessments and taxes	100	959	-	1,059
Effect of movements in exchange rates	(2)	-	-	(2)

Balance, March 31, 2024	$15,877	$36,033	$1	$51,911

(a) Avino, Mexico

The Company’s subsidiary Avino Mexico owns 42 mineral claims and leases four mineral claims in the state of Durango, Mexico. The Company’s mineral claims in Mexico are divided into the following two groups:

(i) Avino Mine area property

The Avino Mine area property is situated around the towns of Panuco de Coronado and San Jose de Avino and surrounding the historic Avino mine site. There are four exploration concessions covering 154.4 hectares, 24 exploitation concessions covering 1,284.7 hectares, and one leased exploitation concession covering 98.83 hectares. Within the Avino Mine site area is the Company’s San Gonzalo Mine, which achieved production at levels intended by management as of October 1, 2012, and on this date accumulated exploration and evaluation costs were transferred to mining properties.

(ii) Gomez Palacio/Ana Maria property

The Ana Maria property is located near the town of Gomez Palacio, and consists of nine exploration concessions covering 2,549 hectares, and is also known as the Ana Maria property.

Option Agreement – Silver Wolf Exploration Ltd. (formerly Gray Rock Resources Ltd.) (“Silver Wolf”)

On March 11, 2021, the Company entered into an option agreement to grant Silver Wolf the exclusive right to acquire a 100% interest in the Ana Maria and El Laberinto properties in Mexico (the “Option Agreement”).

All exploration expenditure requirements on the properties have been met as of March 31, 2024, and Silver Wolf is in compliance with the terms of the Option Agreement.

The Option Agreement between the Company and Silver Wolf is considered a related party transaction as the two companies have directors in common.

Unification La Platosa properties

The Unification La Platosa properties, consisting of three leased concessions in addition to the leased concessions situated within the Avino mine area property near the towns of Panuco de Coronado and San Jose de Avino and surrounding the Avino Mine.

In February 2012, the Company’s wholly-owned Mexican subsidiary entered into a new agreement with Minerales de Avino, S.A. de C.V. (“Minerales”) whereby Minerales has indirectly granted to the Company the exclusive right to explore and mine the La Platosa property known as the “ET zone”. The ET zone includes the Avino Mine, where production at levels intended by management was achieved on July 1, 2015.

Under the agreement, the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years. In consideration of the granting of these rights, the Company issued 135,189 common shares with a fair value of C$250 during the year ended December 31, 2012.The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.

Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.

(b) La Preciosa, Mexico

On March 21, 2022, the Company received approval for the closing of the acquisition of the La Preciosa property from Coeur Mining Inc.

(c) British Columbia & Yukon, Canada

Eagle Property - Yukon

The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property. During the year ended December 31, 2023, the Company sold to a subsidiary of Hecla Mining Company (“Hecla”) the Eagle Property for cash consideration of C$250. The gain on sale of the Eagle Property was recorded to “Interest and other income” on the consolidated statements of operations and comprehensive income (loss).

Minto and Olympic-Kelvin properties – British Columbia

On May 2, 2022, the Company granted Endurance Gold Corporation the right to acquire an option to earn 100% ownership of the former Minto Gold Mine, Olympic and Kelvin gold prospects contained within a parcel of crown grant and mineral claims (the “Olympic Claims”).

As of March 31, 2024, Endurance was in compliance with all terms of the Option agreement.